Accounts Receivable	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Accounts Receivable
11.	ACCOUNTS RECEIVABLE

	As of December 31,
	2021	2022	2023
	US$	US$	US$
Receivable from capital market solutions services	11,097	10,466	—
Commission receivable from insurance brokerage	—	349	200
Receivable from digital solutions and other services	—	10,496	—
Receivable from hotel operations, hospitality and VIP services	—	—	111
Receivable from media and entertainment services	—	2,757	5,214

	11,097	24,068	5,525

The
normal settlement terms of receivables from capital market solutions services are specific terms mutually agreed between the contracting parties. Receivables are non-interest
bearing. The Group allows a credit period of up to 15 days to its commission receivable arising from insurance brokerage business and a credit period of up to 90 days to its accounts receivable arising from the digital solutions and other services business and media and entertainment services business. The normal settlement terms of accounts
receivable from hotel operations, hospitality and VIP services are specific terms mutually agreed between the contracting parties.

The Group seeks to maintain strict control over its outstanding receivables and has a credit control team to minimize credit risk. Overdue balances are reviewed regularly by senior management. The Group does not hold any collateral over its accounts receivable.
An aging analysis of the accounts receivable as of the end of the reporting period, based on the due date, net of loss allowance is as follows:

	As of December 31,
	2021	2022	2023
	US$	US$	US$
Not yet due	9,498	22,796	3,075
Past due
Within 1 month	7	932	530
1 to 3 months	663	198	974
Over 3 months	929	142	946

	11,097	24,068	5,525

As of December 31, 2021, 2022 and 2023, accounts receivable was due from a number of reputable corporate clients, brokers and individual clients.
An impairment analysis of accounts receivable from capital market solutions services is performed at each reporting date using probability of default approach to measure expected credit losses. The probability of default and loss given default are estimated based on the Group’s assessment on credit ratings of the accounts receivable and historical loss experience. The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. The calculation of ECL considers forward looking information through the use of publicly available economic data and forecasts, including macroeconomic data such as GDP growth and unemployment rate, management judgement to reflect the qualitative factors and through the use of multiple probability weighted scenarios.

The Group has

applied the lifetime ECL to measure the loss allowance. For receivable arising from the digital solutions and other services, the ECL is assessed on an individual basis. The ECL on remaining accounts receivable is performed on a collective basis, grouped by internal credit rating.
As of December 31, 2021, the probability of default ranged from 0.12% to 4.98% and the loss given default was estimated to be 45%. As of December 31, 2022, the probability of default ranged from 0.39% to 0.57% and the loss given default was estimated to be 45%. As of December 31, 2023, the probability of default ranged from 0.39% to 0.57% and the loss given default was estimated to be 46.9%.

	Internal credit risk rating
As of December 31, 2021	AAA	AA	A	BBB	BB	CCC	Total
Expected credit loss rate	—	—	0.10%	0.17%	—	0.10%	—
Gross carrying amount (US$’000)	—	—	7,025	3,106	—	966	11,097

	Internal credit risk rating
As of December 31, 2022	AAA	AA	A	BBB	BB	CCC	Total
Expected credit loss rate	—	—	0.15%	0.27%	—	—	—
Gross carrying amount (US$’000)	—	—	10,844	13,224	—	—	24,068

	Internal credit risk rating
As of December 31, 2023	AAA	AA	A	BBB	BB	CCC	Total
Expected credit loss rate	—	—	—	0.30%	—	—	—
Gross carrying amount (US$’000)	—	—	—	5,525	—	—	5,525
The expected credit losses as of December 31, 2021, 2022 and 2023 were immaterial and no loss allowance for accounts receivable was provided.